Foreign Currency Translation	12 Months Ended
Dec. 31, 2016
Foreign Currency Translation

(23) Foreign Currency Translation

An analysis of foreign currency translation, net of tax for the respective years ended December 31 is as follows:

	2016	2015	2014
Beginning amount of cumulative translation adjustments	$6,231	10,240	12,343
Aggregate adjustment for the period resulting from translation adjustments	1,065	(6,168)	(3,235)
Amount of income tax expense for the period related to aggregate adjustment	(373)	2,159	1,132

Net aggregate translation included in equity	692	(4,009)	(2,103)

Ending amount of cumulative translation adjustments	$6,923	6,231	10,240

Canadian foreign exchange rate at end of year	0.74568	0.71989	0.86337